Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Segment information
Schedule of segments

				Nokia's
	Ultra		IP Networks	Networks		Group
	Broadband	Global	and	business	Nokia	Common		Segment	Unallocated
EURm	Networks(1)	Services	Applications(2)	Total (3)	Technologies	and Other	Eliminations	total	items(4)	Total
Continuing operations
2017
Net sales to external customers	8 970	5 810	5 743	20 523	1 639	1 060	–	23 222	(75)	23 147
Net sales to other segments	–	–	–	–	15	54	(69)	–	–	–
Depreciation and amortization	(258)	(80)	(160)	(498)	(12)	(48)	–	(558)	(1 033)	(1 591)
Impairment charges	–	–	–	–	–	(11)	–	(11)	(199)	(210)
Operating profit/(loss)	781	411	519	1 711	1 124	(248)	–	2 587	(2 571)	16
Share of results of associated companies and joint ventures	21	–	–	21	(10)	–	–	11	–	11
2016
Net sales to external customers	9 757	6 036	6 036	21 829	1 038	1 105	–	23 972	(331)	23 641
Net sales to other segments	1	–	–	1	15	37	(53)	–	–	–
Depreciation and amortization	(270)	(70)	(160)	(500)	(9)	(43)	–	(552)	(1 042)	(1 594)
Impairment charges	(9)	–	–	(9)	–	(8)	–	(17)	–	(17)
Operating profit/(loss)	922	406	615	1 943	579	(350)	–	2 172	(3 272)	(1 100)
Share of results of associated companies and joint ventures	18	–	–	18	–	–	–	18	–	18
2015
Net sales to external customers	5 333	4 887	1 328	11 548	1 012	–	–	12 560	–	12 560
Net sales to other segments	–	–	–	–	15	–	(15)	–	–	–
Depreciation and amortization	(112)	(46)	(35)	(193)	(6)	(8)	–	(207)	(79)	(286)
Impairment charges	–	–	–	–	–	(11)	–	(11)	–	(11)
Operating profit/(loss)	492	719	138	1 349	698	(89)	–	1 958	(261)	1 697
Share of results of associated companies and joint ventures	29	–	–	29	–	–	–	29	–	29

(1)

Includes Mobile Networks net sales of EUR 6 895 million (EUR 7 357 million in 2016 and EUR 5 197 million in 2015) and Fixed Networks net sales of EUR 2 075 million (EUR 2 401 million in 2016 and EUR 136 million in 2015).

(2)

Includes IP Routing net sales of EUR 2 694 million (EUR 2 941 million in 2016 and EUR 515 million in 2015), Optical Networks net sales of EUR 1 499 million (EUR 1 564 million in 2016) and Nokia Software net sales of EUR 1 550 million (EUR 1 531 million in 2016 and EUR 813 million in 2015).

(3)

Includes total services net sales of EUR 8 221 million (EUR 8 531 million in 2016 and EUR 5 424 million in 2015) which consists of all the services sales of Nokia’s Networks business, including Global Services of EUR 5 810 million (EUR 6 036 million in 2016 and EUR 4 887 million in 2015) and the services of Fixed Networks, IP/Optical Networks and Nokia Software.

(4)

Excludes costs related to the acquisition of Alcatel Lucent and related integration, goodwill impairment charges, intangible asset amortization and other purchase price fair value adjustments, restructuring and associated charges and certain other items.

Reconciliation of total segment operating profit to total operating profit/(loss)

EURm	2017	2016	2015
Total segment operating profit	2 587	2 172	1 958
Amortization and depreciation of acquired intangible assets and property, plant and equipment	(1 033)	(1 026)	(79)
Restructuring and associated charges	(579)	(774)	(123)
Product portfolio strategy costs	(536)	(348)	–
Transaction and related costs, including integration costs relating to the acquisition of Alcatel Lucent	(206)	(295)	(99)
Impairment of intangible assets	(173)	–	–
Release of acquisition-related fair value adjustments to deferred revenue and inventory	(55)	(840)	–
Other	11	11	40
Total operating profit/(loss)	16	(1 100)	1 697

Schedule of geographic location information

Net sales to external customers by geographic location of customer

EURm	2017	2016	2015
Finland(1)	1 698	1 138	1 100
United States	5 991	6 639	1 498
China	2 082	2 248	1 329
India	1 455	1 288	1 098
France	1 295	1 055	207
Japan	759	631	892
Great Britain	637	718	394
Germany	523	568	312
Italy	514	519	355
Saudi Arabia	499	566	380
Other	7 694	8 271	4 995
Total	23 147	23 641	12 560

(1)	All Nokia Technologies IPR and licensing net sales are allocated to Finland.

Non-current assets by geographic location(1)

EURm	2017	2016
Finland	1 437	726
United States	6 132	7 946
France	1 949	2 369
China	377	458
India	125	130
Other	1 052	1 312
Total	11 072	12 941

Consists of goodwill and other intangible assets and property, plant and equipment.